CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 3)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent USD ($)	Dec. 31, 2014 Parent CNY	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	$ (23,209,000)	(144,003,000)	(129,846,000)	(83,379,000)	$ (1,320,000)	(8,189,000)	(14,072,000)	(9,210,000)
Impairment of an available-for-sale investment		0	(1,217,000)	0			(1,217,000)
Operating loss	(2,819,000)	(17,489,000)	(35,441,000)	(7,963,000)	(1,320,000)	(8,189,000)	(15,289,000)	(9,210,000)
Interest income	891,000	5,529,000	2,513,000	1,844,000	440,000	2,727,000	1,075,000	657,000
Other income	1,015,000	6,298,000	6,886,000	(1,758,000)			6,000	680,000
Foreign exchange (loss) gain	636,000	3,944,000	(3,308,000)	(1,481,000)	1,324,000	8,213,000	(6,608,000)	(2,437,000)
Share of losses from subsidiaries and consolidated VIEs					(1,547,000)	(9,592,000)	(13,413,000)	(6,681,000)
Loss before income taxes	(1,602,000)	(9,938,000)	(32,934,000)	(10,698,000)	(1,103,000)	(6,841,000)	(34,229,000)	(16,991,000)
Net loss	(1,103,000)	(6,841,000)	(34,229,000)	(16,991,000)	(1,103,000)	(6,841,000)	(34,229,000)	(16,991,000)
Foreign currency translation	7,000	46,000	(1,975,000)	29,000	7,000	46,000	(1,975,000)	29,000
Unrealized gain from available-for-sale investments	94,000	583,000	1,821,000	1,594,000	94,000	583,000	1,821,000	1,594,000
Amounts reclassified from accumulated other comprehensive income			(1,912,000)	(224,000)			(1,912,000)	(224,000)
Total other comprehensive income (loss), net of tax	101,000	629,000	(2,066,000)	1,399,000	101,000	629,000	(2,066,000)	1,399,000
Comprehensive loss	$ (1,002,000)	(6,212,000)	(36,295,000)	(15,592,000)	$ (1,002,000)	(6,212,000)	(36,295,000)	(15,592,000)